Term deposits (Tables)	12 Months Ended
Mar. 31, 2026
Term Deposits
Schedule of term deposits
	March 31,
	2025	2026
Fixed deposits with banks	1,354,170	1,508,036
Total	1,354,170	1,508,036
Non-current	44,770	32,032
Current	1,309,400	1,476,004
Total	1,354,170	1,508,036